Commitments - Summary of Capital Expenditure Contracted But Not Yet Incurred (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Capital commitments [abstract]
Capital	$ 1,369	$ 1,311
Inventory	189	7,022
Total	$ 1,558	$ 8,333